Stockholders' Equity and Stock Options	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity and Stock Options
Stockholders’ Equity and Stock Options
(Share amounts not in millions)
The Company’s equity consists of one thousand shares of authorized, issued and outstanding common stock.
In October 2012, the Parent’s Board of Directors adopted the 2012 Stock Incentive Plan (the “Plan”) under which an aggregate of 150,000 shares of the Parent’s common stock was reserved for issuance. The Plan provides for employees of the Company to participate in the plan and provides that the options or stock purchase rights have a term of ten years and vest equally over four years at a rate of 20% with 20% of the options being vested at the date of grant for all options except the Strategic grants which vest 100% after five years. All options of the Strategic Plan issued prior to 2010 vest upon a change of control. All other options vest in 20% tranches from the date of issuance upon a change of control. This 2012 Plan replaced the 2006 Plan of Advanced Disposal Services South, Inc. All outstanding options under the 2006 Plan were cancelled and reissued under the 2012 Plan. The incremental compensation expense associated with the exchange is immaterial.
These options have an assumed forfeiture rate ranging from 4%-14.8% for 2014 and 2013.
On December 31, 2008, senior management exercised 71,941 of outstanding stock options. Certain members of senior management issued promissory notes to Advanced Disposal Services South, Inc. for $28.0 to complete the stock option transaction. Interest began accruing at December 31, 2008 semi-annually. In conjunction with the Reorganization, the notes were restructured and bear interest at a rate of 0.89% which was the Applicable Federal Rate in effect at the time of restructuring the notes at December 31, 2012. As the rate is considered below market, compensation expense in the amount of approximately $0.3 and $0.3 was recognized for the years ended December 31, 2014 and 2013, respectively. The principal and interest of the promissory notes are due on the earliest of the tenth anniversary of the issuance of the stock option awards, sale of the Company or termination of employment. The notes were distributed to Advanced Disposal Waste Holdings Corp. in connection with the Reorganization during 2012.
Stock Option Plans
The fair value of the options granted is estimated using the Black-Scholes option pricing model using the following assumptions:

	2014	2013	2012
Average expected term (years)	6.0	6.0	6.0
Risk-free interest rate	1.83% - 2.10%	0.93%	1.09% - 1.36%
Expected volatility	30.0%	20.0%	22.4% - 25.1%

Since the Company does not have any historical exercise data that is indicative of expected future exercise performance, it has elected to use the “simplified method” to estimate the options expected term by taking the average of each vesting-tranche and the contractual term. The Company used the average weekly historical volatility for public companies in the solid waste sector to estimate historical volatility used in the Black-Scholes model. The risk-free rate used was based on the US Treasury security rate estimated for the expected term of the option at the date of grant. The Company has applied a discount for lack of marketability ranging from 9% to 20% for shares issued in 2014, 2013 and 2012, to the option value as the shares being valued are privately held and not readily marketable.

Annual Stock Options
A summary of the Annual Stock Options and Senior Management Stock Options outstanding for the year ended December 31, 2014 (in millions, except share and per share amounts) is as follows:

	Number of Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term
Outstanding at January 1, 2014	42,195	$621
Granted	4,239	911
Exercised	(25)	620
Expired or forfeited	(7,481)	590
Outstanding at December 31, 2014	38,928	659	6.69
Exercisable at December 31, 2014	22,491	$—	5.72

The weighted-average grant-date fair value of options granted was $268, $268 and $275 during 2014, 2013, and 2012, respectively. The total fair value of options vested was $1,623, $1,820 and $1,332 during 2014, 2013, and 2012, respectively. The intrinsic value of the options outstanding at December 31, 2014 was approximately $9.8.
Strategic Stock Options
A summary of the Strategic Stock Options for the year ended December 31, 2014 (in million, except share and per share amounts) is as follows:

	Number of Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term
Outstanding at January 1, 2014	46,595	$540
Granted	4,514	911
Exercised	—
Expired or forfeited	(11,381)	577
Outstanding at December 31, 2014	39,728	$572	5.27
Exercisable at December 31, 2014	—	$—	2.37

The weighted-average grant-date fair value of options granted was $306, $272 and $300 during 2014, 2013 and 2012, respectively. The intrinsic value of the options at December 31, 2014 was approximately $13.5.
Compensation Expense
Compensation expense is recognized ratably over the vesting period for those awards that the Company expects to vest. For the years ended December 31, 2014, 2013 and 2012, the Company recognized share-based compensation expense as a component of selling, general and administrative expenses of $4.5, $4.6 and $1.3, respectively. As of December 31, 2014, the Company estimates that a total of approximately $2.7 of currently unrecognized compensation expense will be recognized over a weighted average period of approximately three years for unvested options issued and outstanding.